Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of accounts receivable, net
Accounts receivable, net, as of December 31, 2023 and 2024 consisted of the following (in thousands):

	As of December 31,
	2023	2024
Accounts receivable, net
Accounts receivable	$83,762	$66,161
Less: Allowance for credit losses	(12,144)	(12,399)

	$71,618	$53,762

Schedule of aging analysis of accounts receivable
The following table presents the aging analysis of accounts receivable as of December 31, 2023 and 2024 (in thousands):

	As of December 31,
	2023	2024
Less than 179 days	$65,304	$49,636
180-359 days	6,684	3,677
360 days and greater	11,774	12,848

Total	$83,762	$66,161

Schedule of the movement of allowance for credit losses
The movement of allowance for credit losses for the years ended December 31, 2022, 2023 and 2024 was as follows (in thousands):

	Year Ended December 31,
	2022	2023	2024

Balance at the beginning of year	$12,358	$13,912	$12,144

Additional allowance for credit losses, net of recoveries	3,279	(551)	1,344

Write-offs	(585)	(976)	(896)
Exchange difference	(1,140)	(241)	(193)

Balance at the end of year	$13,912	$12,144	$12,399

Estimated useful lives of fixed assets

Fixed Assets	Estimated Useful Lives (years)
Office buildings	36-47
Computer equipment and hardware	4-5
Leasehold and building improvements	Lesser of term of the lease or the estimated useful lives of the assets
Office furniture	5
Vehicles	4

Estimated useful lives of intangible assets
The estimated useful lives of the Group’s intangible assets are listed below:

Intangible Assets	Estimated Useful Lives (years)
Operating rights for licensed games	over the contract terms
Purchased video content	up to 2 years
Domain names and trademarks	4-30
Computer software	1-3
Developed technologies	3-10

ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues disaggregated by products and services
The following table presents the Group’s revenues disaggregated by products and services:

	Year Ended December 31, 2022 (in thousands)
	Sohu	Changyou	Total

Brand advertising	$96,371	6,862	103,233
Online games:
PC games	0	425,744	425,744
Mobile games	0	159,680	159,680
Others	45,215	0	45,215

Total	$141,586	592,286	733,872

	Year Ended December 31, 2023 (in thousands)
	Sohu	Changyou	Total

Brand advertising	$83,675	5,014	88,689
Online games:
PC games	0	368,721	368,721
Mobile games	0	110,976	110,976
Others	32,286	0	32,286

Total	$115,961	484,711	600,672

	Year Ended December 31, 2024 (in thousands)
	Sohu	Changyou	Total

Brand advertising	$69,683	3,782	73,465
Online games:
PC games	0	359,293	359,293
Mobile games	0	143,096	143,096
Others	22,545	0	22,545

Total	$92,228	506,171	598,399